Revenue from Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2022	Feb. 22, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Apr. 03, 2023
Revenue from Contract with Customer [Abstract]
Contract liabilities, beginning balance	$ (19)	$ (35)	$ (73)	$ (61)	$ (22)
Amortization of revenue that was included in the beginning contract liability balance		16	6	5	14
Cash received, excluding amounts recognized as revenue	(3)		(2)	(17)	22
Aquadrill acquisition						$ (1)
Contract liabilities, ending balance	$ (22)	$ (19)	$ (70)	$ (73)	$ (30)